Document and Entity Information	Mar. 25, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	AMERICAN HONDA FINANCE CORP
Amendment Flag	false
Entity Central Index Key	0000864270
Document Type	8-K
Document Period End Date	Mar. 25, 2025
Entity Incorporation State Country Code	CA
Entity File Number	001-36111
Entity Tax Identification Number	95-3472715
Entity Address, Address Line One	1919 Torrance Blvd.
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90501
City Area Code	(310)
Local Phone Number	972-2288
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
M 0.750 Medium Term Notes Series A Due November 252026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Medium-Term Notes, Series A Due November 25, 2026
Trading Symbol	HMC/26A
Security Exchange Name	NYSE
M 3.500 Medium Term Notes Series A Due April 2420262 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Medium-Term Notes, Series A Due April 24, 2026
Trading Symbol	HMC/26F
Security Exchange Name	NYSE
Floating Rate Medium Term Notes Series A Due April 292026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Medium-Term Notes, Series A Due April 29, 2026
Trading Symbol	HMC/26G
Security Exchange Name	NYSE
Floating Rate Medium Term Notes Series A Due May 292026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Medium-Term Notes, Series A Due May 29, 2026
Trading Symbol	HMC/26H
Security Exchange Name	NYSE
M 1.500 Medium Term Notes Series A Due October 1920274 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Medium-Term Notes, Series A Due October 19, 2027
Trading Symbol	HMC/27A
Security Exchange Name	NYSE
M 3.750 Medium Term Notes Series A Due October 2520273 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.750% Medium-Term Notes, Series A Due October 25, 2027
Trading Symbol	HMC/27B
Security Exchange Name	NYSE
M 0.300 Medium Term Notes Series A Due July 72028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.300% Medium-Term Notes, Series A Due July 7, 2028
Trading Symbol	HMC/28A
Security Exchange Name	NYSE
M 3.300 Medium Term Notes Series A Due March 2120297 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.300% Medium-Term Notes, Series A Due March 21, 2029
Trading Symbol	HMC/29C
Security Exchange Name	NYSE
M 5.600 Medium Term Notes Series A Due September 620305 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.600% Medium-Term Notes, Series A Due September 6, 2030
Trading Symbol	HMC/30A
Security Exchange Name	NYSE
M 3.650 Medium Term Notes Series A Due April 2320311 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.650% Medium-Term Notes, Series A Due April 23, 2031
Trading Symbol	HMC/31B
Security Exchange Name	NYSE
M 3.950 Medium Term Notes Series A Due March 1920326 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.950% Medium-Term Notes, Series A Due March 19, 2032
Trading Symbol	HMC/32
Security Exchange Name	NYSE